Quarterly Report
August 31, 2022
MFS®  Investment Grade Municipal Trust
CXH-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 163.1%
Alabama - 1.0%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$40,000	$38,704
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	40,000	39,855
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	95,000	80,815
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	135,000	94,204
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	190,000	93,320
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	365,000	167,908
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	170,000	184,076
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	100,000	107,816
		$806,698
Arizona - 2.0%
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2057	$35,000	$34,581
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	60,000	60,876
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	45,393
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	80,370
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	70,000	70,731
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	80,000	80,266
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	300,000	220,909
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	100,000	76,585
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	120,000	94,419
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	849,839
		$1,613,969
Arkansas - 0.3%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	$25,000	$18,288
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	30,000	30,589
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	51,129
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	121,742
		$221,748
California - 14.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$130,000	$97,353
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	235,000	168,388
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	470,000	321,276
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	175,000	155,526
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2046	1,000,000	940,415
California Housing Finance Agency Municipal Certificates, “X”, 0.796%, 11/20/2035 (i)	1,809,502	104,364
California Public Finance Authority Improvement Area No. 1 of River Islands Special Tax (Community Facilities District No. 2003-1), “A-1”, AGM, 5.25%, 9/01/2052	205,000	223,802
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	55,000	50,007
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	35,000	31,956
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	50,000	46,258
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032	445,000	525,252
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035	380,000	432,881
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	1,220,000	1,252,491
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,135,000	1,188,437
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	235,000	238,434
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	40,000	41,528

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	$100,000	$101,286
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	85,000	87,020
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	248,993
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	120,000	116,852
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	100,000	92,045
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	255,000	197,855
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	100,000	88,803
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	85,000	86,752
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	6,070,000	714,791
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	125,000	125,544
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	185,000	189,545
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	25,000	25,647
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	35,162
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	65,270
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	140,000	152,299
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	355,000	318,114
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	360,000	372,095
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	195,000	201,908
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	25,929
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	325,000	308,993
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	330,000	139,079
San Joaquin Hills, CA, Transportation Corridor Agency Rev., “A”, 4%, 1/15/2037	430,000	418,121
San Joaquin Hills, CA, Transportation Corridor Agency Rev., “A”, 4%, 1/15/2040	500,000	477,575
State of California, Various Purpose General Obligation, 5%, 4/01/2045	770,000	837,873
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	55,000	57,856
West Contra Costa, CA, Unified School District, “B”, NPFG, 6%, 8/01/2024	75,000	77,380
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	125,000	127,492
		$11,508,647
Colorado - 5.8%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$10,000	$10,814
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	41,000	44,242
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	447,000	417,629
Colorado Educational & Cultural Facilites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2042	70,000	67,646
Colorado Educational & Cultural Facilites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2052	160,000	148,834
Colorado Educational & Cultural Facilites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2056	90,000	83,345
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	77,028
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	40,000	40,048
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	149,154
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	685,000	742,025
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	325,000	343,940
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	130,000	138,371
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2038	310,000	323,949
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	145,000	132,895
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	22,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	$90,000	$92,066
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	380,000	392,618
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	115,000	112,687
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	245,000	234,584
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	80,000	75,586
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	80,000	73,942
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	70,000	71,621
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	121,682
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	140,000	127,474
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	95,792
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	405,000	418,202
		$4,558,862
Connecticut - 0.4%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$275,000	$277,831
District of Columbia - 0.2%
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	$175,000	$156,551
Florida - 6.4%
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$82,194
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	35,735
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	61,215
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	115,000	101,794
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	105,000	111,824
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030 (Prerefunded 6/01/2025)	105,000	111,824
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	81,657
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	60,000	60,597
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	25,000	19,794
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	15,000	14,421
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	175,000	162,544
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	200,000	173,968
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	165,000	121,464
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	100,000	99,419
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2050	1,000,000	858,736
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	250,000	236,862
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	250,000	240,607
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	145,000	134,749
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/2035 (Prerefunded 10/01/2022)	180,000	180,400
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	275,000	279,581
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	60,000	61,983
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	105,000	52,020
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	175,000	65,829
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	55,000	54,884
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	70,000	56,909
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	100,885
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	40,000	33,695
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	170,000	140,187
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	40,000	30,501
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	20,524
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	20,474

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	$40,000	$40,816
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	122,111
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	87,081
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	180,000	187,643
Tampa, FL, Sports Authority Rev. (Tampa Bay Arena), NPFG, 5.75%, 10/01/2025	730,000	765,580
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	50,000	50,005
		$5,060,512
Georgia - 5.0%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	$100,000	$85,155
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	145,000	140,146
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	215,000	204,694
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	45,000	44,112
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	125,000	125,286
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	120,000	120,272
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	75,000	75,168
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	340,000	340,610
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	130,000	121,080
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	128,604
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	273,624
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	75,000	76,850
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	65,000	67,039
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	70,000	72,196
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	395,000	408,109
Georgia Ports Authority Rev., 4%, 7/01/2052	145,000	137,645
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	145,000	145,372
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2040	145,000	145,068
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2041	290,000	289,174
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	560,000	594,512
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	320,000	343,243
		$3,937,959
Guam - 0.3%
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$35,000	$29,505
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	175,000	181,842
		$211,347
Illinois - 17.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$100,488	$97,442
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	360,000	331,144
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	100,000	102,425
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	420,000	448,860
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	85,000	93,088
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	40,000	44,336
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	30,000	33,578
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	20,000	22,550
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	55,000	62,344
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	115,000	122,924
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	220,000	234,104
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	190,000	201,420
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	100,000	99,238
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	100,000	107,513
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	100,000	93,061
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	100,000	91,422

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	$180,000	$183,846
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	25,000	26,044
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	120,000	126,611
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	80,000	85,143
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	20,000	21,386
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	215,000	230,134
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	30,000	31,823
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	70,000	72,506
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	15,000	15,500
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	210,000	215,449
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	275,000	289,521
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	70,000	72,596
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 4%, 12/01/2051	565,000	528,158
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	220,000	41,656
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	70,000	70,577
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	35,000	35,280
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	145,000	146,097
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	140,000	142,630
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	75,000	76,243
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055 (w)	560,000	595,680
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	270,000	287,196
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	455,000	472,765
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	10,000	10,145
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	10,000	9,998
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	5,000	4,877
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	15,000	14,421
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	10,000	9,479
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	145,000	160,042
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	145,000	160,042
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	20,000	20,308
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	140,000	140,048
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	15,000	15,273
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	170,000	169,879
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	280,000	265,296
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	85,000	90,570
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	120,000	125,823
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	565,000	578,679
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	315,000	323,995
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	1,000,000	1,039,254
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	390,000	451,449
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	230,000	203,037
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	5,000	5,458
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	55,000	58,640
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	120,000	129,780
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	50,000	54,348
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	75,846
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	50,000	47,884
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	30,000	29,011
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	136,000	131,781
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	131,998
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	60,000	61,108
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	45,000	42,552
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	46,010
Sangamon County, IL, General Obligation, BAM, 4%, 12/15/2040	500,000	501,229

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, 5.5%, 5/01/2039	$495,000	$537,451
State of Illinois, General Obligation, 5.75%, 5/01/2045	475,000	518,886
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	95,000	97,732
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	325,000	347,753
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	480,000	498,155
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	560,000	608,754
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	40,000	37,559
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	20,000	20,721
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	355,000	323,809
		$14,051,370
Indiana - 2.8%
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	$40,000	$40,901
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	101,121
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	350,000	356,816
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2034	70,000	68,280
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2035	90,000	87,325
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indian, Inc. Project), “A-2”, 4.5%, 5/01/2035	425,000	429,305
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	295,000	300,651
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	495,000	517,375
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	25,000	27,283
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	20,000	21,595
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	26,958
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	75,000	79,176
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	110,000	114,386
		$2,171,172
Iowa - 0.3%
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	$20,000	$20,237
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	20,000	20,422
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	20,000	20,853
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	170,000	137,443
		$198,955
Kansas - 2.1%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$300,000	$317,450
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	105,816
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	45,000	45,896
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	45,000	45,555
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	540,000	563,631
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	215,000	195,150
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	140,000	125,017
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	20,000	18,753
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	200,115
		$1,617,383
Kentucky - 1.0%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$38,556
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	38,415
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	40,000	43,751
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	35,000	36,353
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	230,000	236,958
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	135,000	138,199
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	250,000	256,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	$30,000	$28,521
		$817,507
Louisiana - 1.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	$240,000	$240,523
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	345,000	316,562
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	445,000	414,393
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	65,000	70,058
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	85,000	91,615
		$1,133,151
Maryland - 1.6%
Maryland Department of Transportation Special Project Rev., “B”, 5%, 8/01/2046	$420,000	$438,374
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	8,565
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	20,000	15,595
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	70,000	51,666
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	100,000	104,571
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	65,000	67,774
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	280,000	289,913
Maryland Stadium Authority, Construction and Revitalization Program Rev., Capital Appreciation, (Baltimore Public Schools), “C”, 0%, 5/01/2053	630,000	148,748
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	100,000	100,706
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	10,000	9,802
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	15,000	14,338
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	15,000	14,041
		$1,264,093
Massachusetts - 14.3%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	$350,000	$409,728
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	190,000	193,383
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	30,000	32,622
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	690,000	714,160
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	40,495
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	100,000	104,694
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	395,000	413,536
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	35,000	36,741
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	30,000	31,334
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	120,000	125,287
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “K”, 5%, 7/01/2038	80,000	83,596
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,675,000	1,527,422
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	35,000	36,351
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/2043	1,000,000	1,007,544
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	10,000	8,833
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	5,000	4,586
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	40,000	38,528
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	5,510,000	5,307,177
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	45,000	31,855
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	250,000	222,167
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	600,000	703,333
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	145,000	120,174
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	90,000	72,569
		$11,266,115

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 5.1%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$65,000	$67,333
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	250,000	227,105
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	40,000	36,355
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	100,000	94,507
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	50,000	50,083
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	65,000	65,311
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	570,000	599,226
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	465,364
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	150,000	158,611
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	65,000	68,654
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	100,000	105,314
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	220,000	228,134
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	65,000	68,527
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039 (Prerefunded 3/01/2024)	545,000	565,689
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	599,204
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “A”, 5%, 12/01/2046	190,000	204,238
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2046	60,000	62,703
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	105,000	115,490
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	190,000	208,057
		$3,989,905
Minnesota - 1.7%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	$55,000	$48,583
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	60,000	57,561
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	105,000	108,087
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	60,000	56,330
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	85,000	87,104
Minnesota Housing Finance Agency, “H”, 3%, 7/01/2052	1,000,000	973,925
		$1,331,590
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$90,000	$93,634
Missouri - 3.7%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	$435,000	$443,130
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	355,000	366,263
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	215,000	221,447
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “A”, AGM, 5%, 3/01/2057	1,000,000	1,033,885
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	195,000	200,210
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	85,000	72,587
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	55,000	56,554
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	205,000	213,826
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	10,000	9,069
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	5,000	4,250
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	285,000	308,415
		$2,929,636

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$112,005
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$90,000	$89,244
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	5,413
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,344
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	18,344
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	23,225
		$141,570
New Hampshire - 1.0%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$292,437	$279,993
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4.125%, 1/20/2034	262,196	255,793
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	100,000	106,831
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	105,000	110,310
		$752,927
New Jersey - 9.7%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	$85,000	$91,612
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	80,000	84,890
Essex County, NJ, Improvement Authority, General Obligation Lease Rev. (CHF-Newark, LLC - New Jersey Student Housing Project. “A”, BAM, 4%, 8/01/2060	285,000	261,331
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2046	105,000	98,968
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2051	170,000	159,130
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	30,000	32,688
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	41,232
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	40,921
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	228,876
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	117,412
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	70,000	71,348
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	35,631
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	15,000	14,577
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	55,000	57,950
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	40,000	42,037
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	240,000	248,312
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	155,000	159,346
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	150,000	155,682
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	360,000	368,251
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	560,000	517,735
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	230,000	227,544
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	20,000	14,400
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	550,000	584,560
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	80,000	88,333
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	115,000	126,389
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	105,000	114,102
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	105,000	113,509
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	110,000	118,112
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	55,000	58,869
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	45,000	43,056
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	70,000	64,343
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	80,000	83,028
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	100,000	106,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	$30,000	$30,184
South Jersey Transportation Authority, Transportation System Rev., “A”, BAM, 5%, 11/01/2041	1,000,000	1,079,530
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	1,875,000	2,000,978
		$7,681,712
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$15,000	$14,867
New York - 14.9%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$295,000	$303,852
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	75,000	72,812
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5.25%, 12/01/2052	280,000	287,726
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	250,000	250,325
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	500,000	457,505
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2045	1,000,000	951,584
New York Dormitory Authority, State Personal Income Tax Rev., Tax-Exempt, “E”, 4%, 3/15/2042	455,000	437,524
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	1,725,000	1,928,108
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	500,000	481,782
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	40,000	37,242
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	320,000	332,324
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	120,000	124,014
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	94,427
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	385,000	355,741
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	50,000	46,203
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	205,000	217,175
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	272,516	267,597
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	570,000	566,244
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	25,000	23,163
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 5%, 6/15/2047 (Prerefunded 6/15/2023)	470,000	479,889
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., Unrefunded Balance, 5%, 6/15/2047	530,000	538,836
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	140,000	138,788
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	175,000	171,761
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	105,000	87,898
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	20,000	18,946
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Capital Appreciation, “B-2”, 0%, 6/01/2066	285,000	34,286
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	110,000	90,239
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	215,000	163,226
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/2029	1,125,000	883,677
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	380,000	407,301
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/2041	1,500,000	1,542,037
		$11,792,232
North Carolina - 1.7%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038 (Prerefunded 1/31/2023)	$322,536	$326,587
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	35,000	29,984
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	10,000	8,141
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	130,000	96,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	$15,000	$12,902
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	5,000	4,002
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	65,000	66,296
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	285,000	269,544
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	500,000	546,774
		$1,361,213
Ohio - 4.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$90,000	$96,744
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	400,000	380,396
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	220,000	208,931
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	580,000	600,476
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	75,000	65,332
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	160,000	150,579
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	405,000	419,380
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	90,000	84,664
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	50,000	45,234
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	80,000	81,569
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	90,000	91,580
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	70,000	71,295
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	1,000,000	1,060,182
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	409,451
		$3,765,813
Oklahoma - 0.7%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$10,000	$9,761
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	25,000	25,311
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	185,000	168,666
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	185,000	165,379
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	5,000	4,970
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	35,000	33,826
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	50,000	46,969
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	30,000	27,868
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	50,000	45,533
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	55,000	57,128
		$585,411
Oregon - 1.0%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$95,000	$97,693
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	260,000	236,177
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	20,000	17,300
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	50,000	44,184
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	20,000	20,890
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2047	70,000	71,068
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	160,000	160,690
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	120,000	102,026
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	20,000	18,149
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	10,000	9,092
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	10,000	9,366
		$786,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 9.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$520,847
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	25,000	25,965
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2055	130,000	125,460
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	585,000	454,894
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	140,000	104,653
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	70,000	76,221
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	65,057
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	32,416
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	20,000	18,940
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2051	155,000	140,074
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	15,365
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	25,000	26,707
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	35,000	37,390
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	35,000	36,543
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	20,000	20,882
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2034	30,000	33,066
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	720,000	660,207
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	275,000	251,091
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	509,991
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	480,000	495,577
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	420,000	431,900
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	35,000	37,727
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	80,000	75,560
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	70,000	65,364
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	75,000	56,334
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	80,000	84,001
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	125,000	125,437
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	375,000	122,203
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “C-2”, 0%, 1/01/2049	175,000	30,255
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	50,000	47,143
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	30,000	24,794
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., Tax-Exempt, “A”, 4.5%, 6/01/2043	285,000	285,269
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	70,000	74,334
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	275,000	251,378
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	615,000	600,200
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	99,135
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	100,000	102,557
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	65,000	68,371
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	669,900
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	100,000	99,438
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	180,000	180,683
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	30,000	35,132
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	20,000	23,554
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	10,000	10,302
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	70,000	76,711
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	105,000	96,554
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	125,000	114,697

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	$90,000	$81,864
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	30,448
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	35,375
		$7,687,966
Puerto Rico - 7.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$300,000	$302,193
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,050
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	145,000	146,063
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	120,000	120,916
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	58,000	63,497
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	280,000	243,602
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	12,112
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	15,000	12,112
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	10,000	8,100
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	20,187
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	8,100
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	35,000	28,350
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	20,000	20,046
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	48,450
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	8,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	685,000	554,850
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	25,000	25,462
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	125,000	127,083
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	205,000	206,240
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	8,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	20,250
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	575,000	465,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	24,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	90,000	72,900
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	70,000	56,525
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	320,000	331,565
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,219
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	29,000	28,927
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	69,000	65,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,816,000	1,757,174
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	179,000	173,768
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	32,000	29,843
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	51,000	42,710
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	550,000	380,341
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	524,000	326,395
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	772,000	220,131
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,075
		$6,026,231
Rhode Island - 1.1%
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2041	$750,000	$705,226
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	65,000	57,788
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	110,000	105,005
		$868,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - 1.9%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/2038 (Prerefunded 2/01/2023)	$1,000,000	$1,011,214
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2044	130,000	126,646
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	81,498
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	270,000	281,840
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	30,000	28,378
		$1,529,576
Tennessee - 2.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$820,000	$827,491
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	10,292
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	50,000	52,610
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	60,000	62,043
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	5,000	5,101
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	205,000	205,000
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	610,000	643,310
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	185,000	190,538
		$1,996,385
Texas - 10.3%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	$125,000	$135,357
Austin, TX, Airport System Rev., 5%, 11/15/2052	185,000	192,747
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	100,000	106,829
Central Texas Regional Mobility Authority Senior Lien Rev., “B”, 5%, 1/01/2046	495,000	520,758
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	330,000	330,253
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/2039	155,000	159,816
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	45,000	36,314
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	82,371
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	20,000	18,841
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2040	195,000	195,381
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	249,961
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	230,000	217,957
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	60,000	59,461
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	105,000	104,420
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	140,000	138,610
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	120,000	117,602
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	20,577
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	41,091
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	27,094
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	50,627
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	100,000	100,392
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	30,000	24,620
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,187
Lone Star College System, TX, Limited Tax General Obligation, “A”, 4%, 2/15/2046	1,000,000	967,305
Matagorda County, TX, Navigation District No. 1 (Houston Lighting), AAC, 5.125%, 11/01/2028	2,000,000	2,196,824
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	25,000	26,499
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	30,000	31,799
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	65,000	68,897
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	100,000	91,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	$160,000	$164,154
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	61,067
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	70,000	70,880
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	539,834	426,063
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	60,497
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	115,000	118,648
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	95,000	97,642
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	165,000	167,586
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	20,000	9,633
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	10,000	4,514
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	15,000	6,394
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	15,000	6,032
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	30,000	11,373
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	40,000	14,273
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	35,000	11,750
Tomball, TX, Independent School District, Variable Rate Unlimited Tax School Building, PSF, 3.875%, 2/15/2043	500,000	466,638
		$8,111,213
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$50,000	$52,143
Utah - 0.6%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$265,000	$273,668
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	165,000	149,897
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	10,000	10,765
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	10,000	10,662
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	20,000	21,233
		$466,225
Vermont - 0.3%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	$30,000	$26,387
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 4.375%, 6/15/2040	205,000	203,838
		$230,225
Virginia - 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$165,000	$168,877
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	145,000	157,881
Henrico County, VA, Economic Development Authority, Residential Care Rev. (Westminster Canterbury Richmond), “A”, 5%, 10/01/2052	50,000	52,158
		$378,916
Washington - 1.4%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037 (w)	$300,000	$278,512
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	80,000	83,895
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	100,000	103,693
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	195,000	199,280
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	35,000	32,331
Seattle, WA, Port Rev., 4%, 4/01/2044	60,000	55,713
Washington State Housing Finance Commission Municipal Certificates, “X”, 3.5%, 12/20/2035	391,660	357,020
		$1,110,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.1%
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	$40,000	$37,898
Wisconsin - 5.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$405,000	$184,346
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	175,000	76,856
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	700,000	643,280
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	325,000	284,298
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	95,000	95,141
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	65,000	65,356
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	35,000	31,807
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	70,000	59,434
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	20,000	18,399
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	700,000	637,811
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	195,000	147,949
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	255,000	224,400
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	89,252
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	35,000	29,381
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	195,000	173,442
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	330,000	288,045
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	25,000	24,202
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	10,000	9,448
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	115,000	106,598
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	65,000	59,445
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	155,000	114,744
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	15,000	15,912
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	20,000	21,069
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	20,000	21,069
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	125,000	105,349
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	420,000	439,864
		$3,966,897
Total Municipal Bonds		$128,675,158
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	$120,000	$63,709
Other Municipal Bonds – 0.1%
Multi-Family Housing Revenue – 0.1%
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 7/25/2041 (i)(n)	$373,342	$40,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.21%	1,211,022	$1,211,022

Other Assets, Less Liabilities - (3.0)%		(2,371,069)
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value of $48,800,000 net of unamortized debt issuance costs of $73,891 (issued by the fund) - (61.8)%		(48,726,109)
Net assets applicable to common shares - 100.0%		$78,893,373
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,211,022 and $128,779,529, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,003,380, representing 7.6% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$128,715,820	$—	$128,715,820
U.S. Corporate Bonds	—	63,709	—	63,709
Mutual Funds	1,211,022	—	—	1,211,022
Total	$1,211,022	$128,779,529	$—	$129,990,551
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$16,225,286	$15,013,942	$(344)	$22	$1,211,022
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,797	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.